INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
14.	INCOME TAXES

AirMedia is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos and Excel Lead are tax-exempted company incorporated in the British Virgin Islands.

AM China and Glorious Star did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2010, 2011 and 2012, and accordingly no provision for Hong Kong Profits Tax was made in these years.

The Group's subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations. EIT rate for companies operating in the PRC was generally 33% prior to January 1, 2008. On March 16, 2007, the National People's Congress adopted the Enterprise Income Tax Law (the "New EIT Law"), which became effective on January 1, 2008. The EIT rate was generally reduced to 25% in accordance with the New EIT Law since 2008.

AM Technology qualified for the High and New-Tech Enterprise ("HNTE") status that would allow for a reduced 15% tax rate under EIT Law since year 2006. AM Technology also qualified as a HNTE located in a high-tech zone in Beijing and, therefore, was further entitled to a three- year exemption from EIT from year 2006 to 2008 and a preferential rate of 7.5% from year 2009 to 2010.AM Technology was subject to an EIT rate of 15% in 2011 and 2012, and is expected to be subject to an EIT rate of 15%as long as it maintains its status as a HNTE.

Shenzhen AM is subject to EIT on the taxable income at the gradual rate, which is 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012, according to transitional rules of the New EIT Law. Since Shenzhen AM is also qualified as a "manufacturing foreign-invested enterprise" incorporated prior to the effectiveness of the New EIT Law, it is further entitled to a two-year exemption from EIT for years 2008 and 2009 and preferential rates of 11%, 12% and 12.5% for the year 2010, 2011 and 2012, respectively.

Hainan Jinhui is subject to EIT on the taxable income at the gradual rate, which is 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012, according to transitional rules of the New EIT Law.

Xi'an AM qualified as a "Software Enterprise" in August 2008 by Technology Information Bureau of Shaanxi province, and therefore is entitled to a two-year exemption from the EIT commencing from its first profitable year and a 50% deduction of 25% EIT rate for the succeeding three years, with approved by the relevant tax authorities. As Xi'an AM first made profit in 2009, it was exempted from EIT in 2009 and 2010, and enjoys the preferential income tax rate of 12.5% from 2011 to 2013.

Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2010	2011	2012

Income tax benefits/(expenses):
Current	$(2,792)	$(1,585)	$(4,324)
Deferred	3,527	1,319	1,831
Total	$735	$(266)	$(2,493)

The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Deferred tax assets:
Current
Allowance for doubtful accounts	$5,119	$1,338
Accrued payroll	942	1,107
Valuation allowance	-	(381)

Deferred tax assets - current	6,061	2,064
Non-current
Depreciation of property and equipment	683	689
Amortization of intangible assets and concession fees	1,524	4,440
Taxable loss arising from a disposal of an equity method investment	215	217
Net operating loss carry forwards	12,255	11,063
Valuation allowance	(8,914)	(8,062)

Deferred tax assets - non-current	5,763	8,347
Deferred tax liabilities:
Non-current
Acquired intangible assets	3,800	380

Total deferred tax liabilities	$3,800	$380

The valuation allowance provided as of December 31, 2012 relates to the deferred tax assets generated by Shenzhen AM, AirTV United, AM Jinshi, Youtong, TJ AM, TJ Jinshi and Dongding, and was recognized based on the Group's estimates of the future taxable income of these entities. The Group's subsidiaries in the PRC had total net operating loss carry forwards of $44,442 as of December 31, 2012. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through 2017.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012

Net loss before provision for income taxes	$(8,608)	$(12,657)	$(29,770)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(2,152)	(3,164)	(7,443)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	207	180	315
Goodwill impairment	-	-	5,153
Tax effect of tax losses not recognized	-	-	2,791
Tax effect of deductible temporary difference not recognized	-	-	1,425
Non-taxable income	(256)	-	-
Changes in valuation allowance	1,006	3,213	(471)
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(1,501)	(819)	(675)
Effect of income tax rate difference in other jurisdictions	1,961	856	1,398

Income tax (benefits)/expenses	$(735)	$266	$2,493

Effective tax rates	8.5%	(2.1% )	(8.4% )

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2010, 2011 and 2012, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012

Increase in income tax expenses	$1,501	$819	$675
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011and 2012.

Since the commencement of operations in August 2005, only AM Technology and Shenzhen AM have been subjected to a tax examination by the relevant PRC tax authorities. The Group's subsidiaries, VIEs and VIEs' subsidiaries remain subject to tax examinations at the tax authority's discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to taxpayers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for New EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial report over tax basis, including those differences attributable to a more than 50% interest in a subsidiary. However, the Company's subsidiaries located in the PRC had been in loss position and had accumulated deficit as of December 31, 2011and 2012, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.